Employee Benefits - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Defined contribution plan expense		€ 774	€ 923	€ 927
Net defined benefit liability (asset)	€ 1,181	864	922	1	€ 1
Current provisions		313	1,031	2,061
Actuarial gains (losses) on obligation		0	(255)	0
Provisions for employee benefits		€ 864	€ 922	€ 1,408
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	€ 226